Financial instruments and financial risk management - Borrowings (Details) € / shares in Units, € in Millions							1 Months Ended			12 Months Ended
	Dec. 19, 2017 shares	Nov. 10, 2017 EUR (€) shares	Nov. 06, 2017 EUR (€) shares	Dec. 14, 2015 shares	Jul. 31, 2015	Apr. 22, 2014 shares	Dec. 31, 2017 € / shares	May 31, 2015 shares	Apr. 30, 2014 EUR (€) tranche D € / shares shares	Dec. 31, 2017	Dec. 31, 2016 € / shares	Dec. 31, 2015 € / shares	Mar. 06, 2018 EUR (€)	Nov. 05, 2017 EUR (€)	Sep. 06, 2017	Mar. 06, 2017	Mar. 06, 2015 EUR (€)	Sep. 30, 2014 EUR (€)	May 31, 2014 EUR (€)	Feb. 03, 2014 EUR (€)	Dec. 31, 2013 EUR (€) AnnualPayment	Dec. 20, 2013 EUR (€) tranche	Jan. 31, 2012 EUR (€)
Fair value of financial instruments
Total principal amount			€ 18.0											€ 25.0			€ 25.0
Warrants to be exercised by Kreos Capital (as a percent)									33.33%
Warrants exercised by Kreos Capital (in shares) | shares	1,329,535			9,030				664,767
Effective interest rate (as a percent)							20.00%			20.00%
Senior, unsecured convertible bonds due 2018
Fair value of financial instruments
Total principal amount																	€ 25.0
Redemption percentage															100.00%	100.00%	100.00%
Coupon percentage															9.00%	9.00%	9.00%
Amount of bonds converted		€ 7.0	€ 7.0
Shares issued upon conversion | shares		7,792,496	7,792,496
Bonds available at maturity date													€ 18.0
Innpacto Program, Interest free loan
Fair value of financial instruments
Debt instrument term					10 years
Grace Period					3 years
Number of annual payments | AnnualPayment																					2
Effective interest rate (as a percent)							20.35%			20.35%
Innpacto Program first annual instalment
Fair value of financial instruments
Original amount of loans received																							€ 0.5
Innpacto Program second annual instalment
Fair value of financial instruments
Original amount of loans received																					€ 0.5
Innpacto Program third annual instalment
Fair value of financial instruments
Original amount of loans received																					€ 0.1
Kreos loan
Fair value of financial instruments
Debt instrument term										4 years
Number of annual payments | tranche																						3
Loan facility maximum amount																						€ 10.0
Number of warrants issued to Kreos Capital | shares						1,994,302			1,994,302
Warrants exercise price | € / shares							€ 0.75		€ 0.75
Number of tranches for the put option | tranche									3
Warrants to be exercised by Kreos Capital (as a percent)								33.33%
Number of tranches that can be exercised in 12 month period | tranche									1
Share price above which the put option cannot be exercised | € / shares									€ 0.9957
Consecutive trading days for the put option to lapse | D									30
Effective interest rate (as a percent)									20.16%
Fair value of warrants									€ 0.7
Kreos loan, Tranche 1
Fair value of financial instruments
Original amount of loans received																				€ 5.0
Drawn Amount																				€ 5.0
Kreos loan, Tranche 2
Fair value of financial instruments
Original amount of loans received																			€ 2.5
Drawn Amount																			€ 2.5
Kreos loan, Tranche 3
Fair value of financial instruments
Original amount of loans received																		€ 2.5
Drawn Amount																		€ 2.5
Black Scholes model
Fair value of financial instruments
Share price | € / shares											€ 0.71	€ 1.19
Strike price | € / shares											€ 0.7449	€ 0.74
Volatility rate (as a percent)											66.60%	66.70%
Duration											2 years 3 months 22 days	3 years 3 months 22 days
Risk free interest rate (as a percent)											(0.16%)	0.10%